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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Basil P. Regan
Address:      c/o Regan Partners, L.P.
              600 Madison Avenue; 26th Floor
              New York, New York 10022

Form 13F File Number:  028-6934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Basil P. Regan
Title:   General Partner
Phone:   (212) 317-1640

Signature, Place, and Date of Signing:

    /s/ Basil P. Regan    New York, New York   May 10, 2001
    ____________________  ___________________  _________________
         [Signature]         [City, State]       [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































                                2



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     $70,638,878



List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-


























                                3



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
                                                   Form 13F INFORMATION TABLE
                                                           REGAN GROUP
                                                         March 31, 2001
    ITEM 1          ITEM 2      ITEM 3       ITEM 4                   ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------          ------      ------       ------                   ------          ------       ------          ------

                                             FAIR
                    TITLE        CUSIP       MARKET         SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS     NUMBER       VALUE          PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------     --------     ------       ------         -------  ------  -------- ----------- --------   ----   ------  ----

AmeriCredit Corp.   Common    03060R101    $15,978,130.00     493,000  SH                Sole      None      Sole
General Rad Inc.    Common    372447102    $ 8,423,835.00   1,073,100  SH                Sole      None      Sole
Hanover Direct Inc. Common    410783104    $13,150,639.00  38,678,350  SH                Sole      None      Sole
Per-Se Technologies Common    713569309    $23,644,770.54   4,112,134  SH                Sole      None      Sole
NewsEdge Corp.      Common    65249Q106    $ 9,441,504.47   5,700,531  SH                Sole      None      Sole

TOTAL                                      $70,638,878.97































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